Short-term loan (Tables)	6 Months Ended
Jun. 30, 2025
Short-term loan
Schedule of short-term debt

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Short-term bank borrowings	3,000	—	—